Trade and Other (Non-) Current Assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other non-current receivables [abstract]
Accrued revenue balance not to be realized within 12 months	€ 18.7
Cash held as collateral	€ 4.1	€ 3.7	€ 4.9